NET LOSS PER SHARE (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2015	Dec. 31, 2014
Earnings Per Share [Abstract]
Schedule of Earnings Per Share, Basic and Diluted [Table Text Block]
The following table sets forth the computation of the basic and diluted net loss per share attributable to the Company’s common stockholders for the periods indicated:

	For the Three Months Ended June 30,		For the Six Months Ended June 30,
	2015	2014	2015	2014
Numerator:
Net loss	$(5,722)	$(4,025)	$(12,302)	$(9,567)
Preferred stock dividend	3,187	26	4,016	52
Net loss attributable to common stockholders	$(8,909)	$(4,051)	$(16,318)	$(9,619)

Denominator:
Common stock - basic	7,037,671	4,893,491	6,719,726	4,551,050
Common shares equivalents(1)	1,192,554	—	932,437	—
Weighted average shares outstanding during the period:	8,230,225	4,893,491	7,652,163	4,551,050

Net loss per share	$(1.08)	$(0.83)	$(2.13)	$(2.11)

(1)	Preferred Stock Series D, E and G are participating securities; therefore we utilize the two class method of computing net loss per share.

Potentially dilutive securities:	June 30, 2015	June 30, 2014
Outstanding common stock options(2)	366,000	122,953
Outstanding preferred stock option(2)	16,587	16,587
Warrants(2)	303,000	451,840
Related party liability(2)	40,738	15,973
Convertible promissory note(s)(2)	—	31,500
8% Senior convertible debentures	—	29,453
Convertible preferred stock Series C(2)	5,000	5,000

(2)
The impact of stock options, warrants, convertible debt instruments and convertible preferred stock which do not have participation rights is anti-dilutive in a period of loss from continuing operations.

The following table sets forth the computation of the basic and diluted net loss per share attributable to common stockholders for the periods indicated:

	Year Ended December 31,
	2014	2013
Numerator
Net loss	$(27,277)	$(15,132)
Preferred stock dividend	875	38
Net loss applicable to common stockholders	$(28,152)	$(15,170)

Denominator
Weighted average shares outstanding during the period:
Common stock - basic	4,926,338	3,006,210
Common shares equivalents	333,222	—
Common stock - diluted	5,259,560	3,006,210

Basic and diluted net loss per common share	$(5.35)	$(5.05)

Potentially dilutive securities consist of:

	As of December 31,
	2014	2013
Outstanding common stock options	201,308	46,275
Outstanding preferred stock options	829,167	762,500
Related party liabilities	20,471	20,716
Warrants	310,911	563,689
Convertible promissory note(s)	—	42,167
8% senior convertible debentures	—	500,000
Convertible preferred stock- Series C	5,000	5,000
Convertible preferred stock- Series D	288,739	288,739
Convertible preferred stock- Series E	375,000	—

All of the listed dilutive securities are excluded from the computation of fully diluted loss per share as they are antidilutive.